INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2018	2019

Raw materials	$15,065	$18,211
Work in progress	374	349
Finished products	38,070	43,572

	$53,509	$62,132